INVESTED PORTFOLIOS

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

July 5, 2017

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	InvestEd Portfolios (Registrant)
File Nos. 333-64172 and 811-10431 / CIK No. 0001141323

We are hereby transmitting for filing through EDGAR Post-Effective Amendment No. 29 (Amendment) to the Registration Statement under the Securities Act of 1933 and Amendment No. 29 to the Registration Statement under the Investment Company Act of 1940 for the above-referenced Registrant. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Registrant.

This filing is being made pursuant to paragraph (a) of Rule 485 to reflect certain changes in the allocation strategies of the three existing series (InvestEd Growth Portfolio, InvestEd Balanced Portfolio and InvestEd Conservative Portfolio), as well as to register three new series (InvestEd Aggressive Portfolio, InvestEd Income Portfolio and InvestEd Fixed Income Portfolio) of the Registrant.

If you have any questions or comments concerning the foregoing, please contact me at (913) 236-2227.

Very truly yours,

/s/Philip A. Shipp
Philip A. Shipp
Assistant Secretary